Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (7,285)	$ (6,968)	$ (35,435)	$ (12,090)	$ (1,995)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,499	7,601	16,623	10,970	7,224
Lease incentives received from lessor	134	273	637	141	728
Write off of deferred offering costs					1,193
Provision for doubtful accounts	1,233	738	2,271	1,131	1,244
Stock-based compensation	4,953	3,012	6,954	4,425	3,346
Excess tax benefit from stock-based compensation					(2,793)
Change in deferred taxes		(4,203)	10,540	(6,952)	(723)
Other	38	72	87	(4)	(11)
Changes in operating assets and liabilities:
Accounts receivable, net	146	(884)	(17,260)	(8,488)	(7,828)
Income tax receivable and payable			288	2,610	(382)
Prepaid expenses and other assets	(2,550)	(2,174)	(6,295)	(1,191)	(2,167)
Accounts payable and accrued liabilities	(1,753)	2,155	8,165	888	1,302
Accrued compensation and related expenses	(1,930)	400	3,838	3,957	1,079
Deferred revenue	4,470	(600)	6,827	8,227	6,451
Net cash provided by (used in) operating activities	7,955	(578)	(2,760)	3,624	6,668
Cash flows from investing activities:
Business combination, net of cash acquired	(806)		(2,710)	(5,814)	(973)
Purchases of property and equipment	(9,119)	(13,744)	(31,161)	(18,748)	(13,314)
Purchases of marketable securities				(1,999)	(500)
Sales of marketable securities				2,000	500
Net cash used in investing activities	(9,925)	(13,744)	(33,871)	(24,561)	(14,287)
Cash flows from financing activities:
Repayments on capital leases and notes payable	(388)	(325)	(952)	(517)	(287)
Net proceeds (payments) on term loan	(10,000)	(1,666)	(3,333)	9,918
Net proceeds from revolving line of credit	(6,667)		9,804
Proceeds from issuance of stock and option exercises	820	71	429	791	1,478
Payments of contingent consideration	(456)	(1,394)	(1,394)	(719)
Proceeds from issuance of preferred stock, net of issuance costs		29,962	69,935		144,980
Proceeds from issuance of common stock, net of issuance costs	169,709
Repurchase and retirement of stock					(111,957)
Excess tax benefit from stock-based compensation arrangements					2,793
Net cash provided by financing activities	153,018	26,648	74,489	9,473	37,007
Effect of exchange rate changes on cash and cash equivalents	(198)	201	43	(74)	(14)
Increase (decrease) in cash and cash equivalents	150,850	12,527	37,901	(11,538)	29,374
Cash and cash equivalents, beginning of the period	60,705	22,804	22,804	34,342	4,968
Cash and cash equivalents, end of the period	211,555	35,331	60,705	22,804	34,342
Supplemental disclosures:
Net cash paid for interest	288	208	532	9	5
Net cash paid (received) for income taxes	5	(305)	28	(2,269)	328
Supplemental disclosure of noncash investing activities:
Change in payables for purchases of property and equipment	2,698	900	1,118	724	2,053
Capital lease obligations entered into for property and equipment	$ 383	$ 376	$ 767	$ 742	$ 604